As filed with the Securities and Exchange Commission on November 29,1999
                                                             File Nos. 333-25803
                                                                       811-08189
================================================================================

                       SECURITIES AND EXCHANGE COMMISSION
                             Washington, D.C. 20549

                                    FORM N-1A

             REGISTRATION STATEMENT UNDER THE SECURITIES ACT OF 1933
                         Post-Effective Amendment No. 4                      [X]

                                       and

         REGISTRATION STATEMENT UNDER THE INVESTMENT COMPANY ACT OF 1940
                                 Amendment No. 5                             [X]

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
             (Exact Name of Registrant as Specified in its Charter)

                                 320 Park Avenue
                            New York, New York 10022
                     (Address of Principal Executive Office)

                                 (212) 508-3900
              (Registrant's Telephone Number, Including Area Code)

                               Steven J. Paggioli
                     Investment Company Administration, LLC
                              479 West 22nd Street
                            New York, New York 10011
                     (Name and Address of Agent for Service)

                     Please Send Copy of Communications to:

                            Richard F. Jackson, Esq.
                           Morgan, Lewis & Bockius LLP
                               1800 M. Street, NW
                              Washington, DC 20036
                                 (202) 467-7386

It is proposed that this filing will become effective (check appropriate box):

     [ ]  Immediately upon filing pursuant to paragraph (b)
     [ ]  On __(date)____, 1998, pursuant to paragraph (b) of Rule 485
     [X]  60 days after filing pursuant to paragraph (a)(1)
     [ ]  On __(date)____, pursuant to paragraph (a)(1)
     [ ]  75 days after filing pursuant to paragraph (a)(2)
     [ ]  On __(date)____, pursuant to paragraph (a)(2) of Rule 485

If appropriate, check the following box:

     [ ] this post-effective amendment designates a new effective date for a previously file post-effective amendment.

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
    As filed with the Securities and Exchange Commission on November 29,1999
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================










                                     PART A

                               COMBINED PROSPECTUS

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund










================================================================================

                         FLEMING MUTUAL FUND GROUP, INC.




                                  FLEMING FUND
                             FLEMING FLEDGLING FUND

                                   PROSPECTUS










AS WITH ALL MUTUAL FUNDS, THE SECURITIES AND EXCHANGE COMMISSION HAS NOT APPROVED OR DISAPPROVED OF THESE SHARES OR DETERMINED WHETHER THE INFORMATION IN THIS PROSPECTUS IS TRUTHFUL OR COMPLETE. IT IS A CRIMINAL OFFENSE FOR ANYONE TO INFORM YOU OTHERWISE.


                 The date of this Prospectus is __________, 2000

                                TABLE OF CONTENTS


AN OVERVIEW OF THE FUNDS.......................................................2

PERFORMANCE....................................................................4

FEES AND EXPENSES..............................................................6

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES......................7

PRINCIPAL RISKS OF INVESTING IN THE FUNDS......................................9

THE ADVISER...................................................................10

PURCHASE AND REDEMPTION OF SHARES.............................................11

DIVIDENDS AND DISTRIBUTIONS...................................................17

TAXES.........................................................................17

FINANCIAL HIGHLIGHTS..........................................................18

                            AN OVERVIEW OF THE FUNDS

WHAT IS EACH FUND'S INVESTMENT GOAL?

Each Fund seeks growth from capital appreciation.

WHAT ARE EACH FUND'S PRINCIPAL INVESTMENT STRATEGIES?

Robert Fleming Inc. is a 'bottom-up' manager and stock selection across the Funds is based on company fundamentals and combines quantitative screening with proprietary fundamental analysis to construct portfolios.

FLEMING FUND. The Fund will invest in common stock and preferred stock of issuers the Adviser believes have above average growth potential.

FLEDGLING FUND. The Fund primarily invests in common stock and preferred stocks with market capitalizations of less than $1.5 billion, at the time of initial purchase. Under normal market conditions, the Fund will only purchase stocks that are quoted on a stock exchange or traded on an over-the-counter market
("OTC") that Robert Fleming, Inc., (the "Adviser") believes offer strong earnings growth potential.

WHAT ARE THE PRINCIPAL RISKS OF INVESTING THE FUNDS?

There is the risk that you could lose money on your investment in the Funds. The following risks could affect the value of your investment:

*    The stock market declines
*    Growth stocks fall out of favor with investors
* Stocks in the Funds' portfolios may not increase their earnings at the rate anticipated
* Securities of smaller and newer companies in which the Fledgling Fund primarily invest involve greater risk than investing in larger more established companies
*    The Funds may be unable to achieve their objectives

WHO MAY WANT TO INVEST IN THE FUNDS?

     The Funds may be appropriate for long-term investors who seek capital appreciation and who are can accept higher short-term risk along with higher potential for long-term growth of capital. Further, investors in the Fledgling Fund should be able to accept the potential volatility and other risks of investing in small companies.

The Funds may not be appropriate for investors who:

*    Need regular income or stability of principal
*    Are pursuing a short-term goal

                                   PERFORMANCE

The following performance information indicates some of the risks of investing in the Funds. The bar chart shows changes in each Funds' performance from year to year. Table shows each Fund's average return compared with broad-based market indices. Fledgling Fund's table also includes an index that measures the performance of mutual funds with similar investment objectives. The Funds' past performance will not necessarily continue in the future.

FLEMING FUND

CALENDAR YEAR TOTAL RETURNS

Insert Bar Chart

1998 -
1999 -

During the period shown in the bar chart, the Fund's highest quarterly return was XX.XX% for the quarter ended __________, 199_ and the lowest quarterly return was -XX.XX% for the quarter ended ________, 199_.

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 1999

                                                                 Since Inception
                                                      1 Year       (11/13/97)*
                                                      ------     ---------------
Fleming Fund                                           XX.XX%        XX.XX%
S&P 500**                                              XX.XX%        XX.XX%
Wilshire 5000***                                       XX.XX%        XX.XX%

*   The Index performance is calculated from 11/30/97.

** The S&P 500 Index is an unmanaged index composed of 500 widely held common stocks listed on the New York Stock Exchange, American Stock Exchange and over-the-counter market.

*** The Wilshire 5000 Index is an unmanaged index that measures the performance of all U.S. headquartered equity securities with readily available price data.

FLEDGLING FUND

CALENDAR YEAR TOTAL RETURNS

Insert Bar Chart

1998 -
1999 -

During the period shown in the bar chart, the Fund's highest quarterly return was XX.XX% for the quarter ended __________, 199_ and the lowest quarterly return was -XX.XX% for the quarter ended ________, 199_.

AVERAGE ANNUAL TOTAL RETURNS
As of December 31, 1999

                                                                 Since Inception
                                                      1 Year       (11/14/97)*
                                                      ------     ---------------
Fledgling Fund                                         XX.XX%        XX.XX%
Russell 2000**                                         XX.XX%        XX.XX%
Lipper Small Cap***                                    XX.XX%        XX.XX%

*   The Index performance is calculated from 11/30/97.

** The Russell 2000 Index is an unmanaged, capitalization weighted price only index which is comprised of 2000 of the smallest stocks (on the basis of capitalization) in the Russell 3000 Index.

*** The Lipper Small Cap Index measures the performance of the 30 largest mutual funds that invest primarily in companies with market capitalizations of less than $1 billion at the time of purchase.

                                FEES AND EXPENSES

This table describes the fees and expenses that you may pay if you buy and hold shares of a Fund.

SHAREHOLDER FEES
(FEES PAID DIRECTLY FROM YOUR INVESTMENT)          Fleming Fund   Fledgling Fund
                                                   ------------   --------------
Maximum sales charge (load) imposed on purchases       None            None
Maximum deferred sales charge (load)                   None            None

ANNUAL FUND OPERATING EXPENSE*
(EXPENSES DEDUCTED FROM FUND ASSETS)
Advisory Fees                                          0.90%           1.00%
Other Fees                                             x.xx%           x.xx%
                                                      -----           -----
Total Annual Fund Operating Expenses                   x.xx%           x.xx%

Fee Reduction and/or Expense Reimbursement            (x.xx)%         (x.xx)%
Net Expenses                                           1.25%           1.35%

* The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Funds for at least one year to ensure that Total Fund Operating Expenses will not exceed Net Expenses shown above. The Adviser reserves the right to be reimbursed for any fees waived or expenses paid on behalf of a Fund if the Fund's expenses are less than Net Expenses above. The Directors may terminate this expense reimbursement arrangement at any time.

EXAMPLE

This Example is intended to help you compare the costs of investing in a Fund with the cost of investing in other mutual funds.

The Example assumes that you invest $10,000 in a Fund for the time period indicated and then redeem all your shares at the end of those periods. The Example also assumes that your investment has a 5% return each year. The Example is based on Net Expenses for the first year and Total Annual Fund Operating Expenses for the remaining years. Although your actual costs may be higher or lower, under these assumptions, your cost would be:

                                                   Fleming Fund   Fledgling Fund
                                                   ------------   --------------
     One Year..............................        $              $
     Three Years...........................        $              $
     Five Years............................        $              $
     Ten Years.............................        $              $

INVESTMENT OBJECTIVES AND PRINCIPAL INVESTMENT STRATEGIES

FLEMING FUND

The Fleming Fund seeks growth from capital appreciation. The Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks and preferred stock of issuers that the Adviser believes have above average growth potential.

The Adviser. is a 'bottom-up' manager and stock selection is based on company fundamentals. The Adviser combines quantitative screening with proprietary fundamental analysis to construct the Fund's portfolio. The Adviser uses a wide variety of sources research companies. These sources include electronic screens, the Adviser's relationship with over 70 national and regional brokerage firms and attendance at trade shows and conferences. The thrust of the research can be characterised by three component analyses: financial, business and management. Essentially, historical financial data is used to build up a potential investment universe of companies that have met what the Adviser considers to be the key criteria for financial success. Then, the Adviser uses an overlay of more subjective current business and management analysis form a view on future stock potential.

The Adviser may sell a security the following reasons: (1) a change in the company's fundamentals, (2) opportunity cost, or (3) extreme valuation. A change in the original reason for purchase of the original investment may cause the security to be eliminated from the portfolio. The Adviser tries to maintain a concentrated number of securities. As a result, a new company may displace a current holding. Finally, in the case of valuation, while the Adviser will not automatically sell when a security reaches a certain price, the attainment of an intermediary price target will trigger a re-evaluation of the company's fundamentals and future potential.

FLEDGLING FUND

The Fledgling Fund seeks growth from capital appreciation. The Fund invests primarily (and, under normal conditions, at least 80% of its total assets) in a diversified portfolio of common stocks of issuers with market capitalizations of not more than $1.5 billion, at initial time of purchase, that the Adviser believes have strong earnings growth potential.

The Adviser is a 'bottom-up' manager and stock selection is based on company fundamentals. The Adviser and combines qualitative screening with proprietary fundamental analysis to construct portfolios. The Adviser's selection process for the portfolio is a multi-faceted activity and involves a wide range of sources. The Adviser uses mechanical screening techniques based on the its required quantitative criteria to help narrow the search. The Adviser has developed a number of screens for the whole market and, in some cases, for a specific industry. The Adviser believes that interaction with company management is essential in understanding each business properly and assessing the risks of investing. To this end, the Adviser visits over 250 companies each year, along with another 250 in-office meetings and conference contacts.

During the research phase, the Adviser looks for companies that it believes can generate consistent, above average rates of growth over a sustained period of time. Therefore, in addition to quantitative factors, the Adviser considers qualitative factors, such as the Adviser's level of confidence in the management and the competitive position of a company; the predictability and durability of the business relative to its valuation; the level of business risk in the company's end markets and our evaluation of any short term categories of change, both positive and negative.

The Adviser may sell a security for the following reasons: a new investment may displace a current holding; a change in a company's fundamentals may lead to a re-evaluation of a stock's potential; a security may become overvalued; the market capitalization of a security may exceed the Fund's guidelines.

BOTH FUNDS

Under normal market conditins, the Funds will only purchase securities that are traded on registered exchanges or the over-the-counter market in the United States. Each Fund may, for temporary defensive purposes, invest up to 100% of its total assets in money market instruments (including certain U.S. Government and U.S. Treasury securities, bank obligations, commercial paper and other short-term debt securities rated at the time of purchase in the top two categories by a nationally recognized statistical rating organization, and repurchase agreements involving the foregoing securities), shares of money market funds and cash.

                    PRINCIPAL RISKS OF INVESTING IN THE FUNDS

The principal risks of investing in the Funds that may adversely affect the Funds' net asset value or total return are previously summarized in "An Overview of the Funds." These risks are discussed in more detail below.

MARKET RISK. The risk that the market value of a security may move up and down, sometimes rapidly and unpredictably. These fluctuations may cause a security to be worth less than the price originally paid for its, or less than it was worth at an earlier time. Market risk may affect a single issuer, industry, sector of the economy or the market as a whole.

EQUITY SECURITIES - Investments in equity securities in general are subject to market risks that may cause their prices to fluctuate over time. The value of securities convertible into equity securities, such as warrants or convertible debt, is also affected by prevailing interest rates, the credit quality of the issuer and any call provision. Fluctuations in the value of equity securities in which a Fund invests will cause the net asset value of the Fund to fluctuate.

SMALLER COMPANIES - The Fledgling Fund invests to a significant degree in equity securities of smaller companies. The Fund may invest in the securities of small and medium capitalization companies. Any investment in smaller or medium capitalization companies involves greater risk than that customarily associated with investments in larger, more established companies. This increased risk may be due to the greater business risks of smaller size, limited markets and financial resources, narrow product lines and lack of depth of management. The securities of smaller companies are often traded in the over-the-counter market and, if listed on a national securities exchange, may not be traded in volumes typical for that exchange. Thus, the securities of smaller-sized companies are likely to be less liquid, and subject to more abrupt or erratic market movements than securities of larger, more established growth companies.

                                   THE ADVISER

Robert Fleming, Inc. is a professional investment management firm and broker-dealer founded in 1968. The Adviser is an indirect, wholly-owned subsidiary of Robert Fleming Holdings Limited, a merchant bank based in London. As of September 30, 1999 , the Adviser had discretionary management authority with respect to approximately $______ billion of assets. The Adviser has, since 1984, provided investment advisory and subadvisory services to foreign investment companies and other clients investing in securities in the U.S. The Adviser's principal business address is 320 Park Avenue, New York, New York 10022.

The Adviser serves as the investment adviser for each Fund under an investment advisory agreement (the "Advisory Agreement"). Under the Advisory Agreement, the Adviser makes the investment decisions for the assets of each Fund and continuously reviews, supervises and administers each Fund's investment program, subject to the supervision of, and policies established by, the Board of Directors (the "Board") of the Corporation.

For its services, the Adviser is entitled to a fee, which is calculated daily and paid monthly, at an annual rate of .90% of the average daily net assets of the Fleming Fund and 1.00% of those of the Fledgling Fund. The Adviser has contractually agreed to waive all or a portion of its fee and to reimburse expenses of the Fleming and Fledgling Funds in order to limit their annual operating expenses (as a percentage of average daily net assets on an annualized basis) to not more than 1.25% and 1.35%, respectively.

JONATHAN KENDREW LLEWELYN SIMON, serves as portfolio manager to the Fleming Fund. Mr. Simon has worked as a portfolio manager with various affiliates of the Adviser since 1980 and is currently a Director of Robert Fleming, Inc. Mr. Simon is head of the Adviser's Large Cap Investment Team.

CHRISTOPHER MARK VYVYAN JONES, serves as portfolio manager to the Fledgling Fund. Mr. Jones has worked as a portfolio manager with various affiliates of the Adviser since 1982 and is currently a Director of Robert Fleming, Inc. Mr. Jones is head of the Adviser's Small Company Investment Team.

FUND EXPENSES

The Adviser has contractually agreed to reduce its fees and/or pay expenses of the Funds for at least one year to ensure that the Fund's aggregate annual operating expenses (excluding interest and tax expenses) will not exceed 1.25% of the Fleming Fund's average daily net assets and 1.35% of the Fledgling Fund's average daily net assets. In addition, the Adviser may voluntarily reduce its fees and/or pay expenses of either Fund in order to reduce the Fund's aggregate annual operating expenses. Any reduction in advisory fees or payment of expenses made by the Adviser are subject to reimbursement by the Fund if requested by the Adviser in subsequent fiscal years. This reimbursement may be requested by the Adviser if the aggregate amount actually paid by the Fund toward operating expenses for such fiscal year (taking into account the reimbursement) does not exceed the applicable limitation on Fund expenses. The Adviser is permitted to be reimbursed for fee reductions and/or expense payments made in the prior three fiscal years. Any such reimbursement will be reviewed by the Directors. Each Fund must pay its current ordinary operating expenses before the Adviser is entitled to any reimbursement of fees and/or expenses.

                   PURCHASE, EXCHANGE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on each day that the New York Stock Exchange (the "NYSE") is open for normal trading ("Business Day"). Generally, the NYSE is closed on major national holidays. Investors may purchase and redeem shares of each Fund directly through the Transfer Agent at: Countrywide Fund Services, Inc., 312 Walnut Street, 21st Floor, Cincinnati, Ohio, 45202, by mail or wire transfer. Purchases and redemptions of shares of the Fund may be made on any Business Day. All shareholders may place orders by telephone; when market conditions are extremely busy, it is possible that investors may experience difficulties placing orders by telephone and may wish to place orders by mail.

The minimum initial investment in each Fund is $1,000,000, and subsequent purchases must be at least $10,000. The Adviser may waive these minimums at its discretion. No minimum applies to subsequent purchases effected by dividend reinvestment. Employees of the Adviser and certain of its affiliates may invest in the Funds subject to certain conditions, including a lower minimum investment, established by the Adviser.

Certain brokers assist their clients in the purchase or redemption of shares and charge a fee for this service in addition to a Fund's net asset value.

PURCHASES BY MAIL

An account may be opened by mailing a check or other negotiable bank draft for $1,000,000 or more, together with a completed Account Application to: Fleming Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354. When
purchases are made by check (including certified or cashier's checks), redemption proceeds will not be forwarded until the investment being redeemed has been in the account for 15 days. Subsequent investments may also be mailed directly to the Transfer Agent.

PURCHASES BY WIRE TRANSFER

Shareholders having an account with a commercial bank that is a member of the Federal Reserve System may purchase shares of the Fund by requesting their bank to transmit funds by wire to:

Fleming Mutual Fund Group, Inc.
Star Bank
ABA #042000013
Credit Fleming 4864-84413
FFC: Shareholder's Name:_____________________________
     Shareholder's Account No.:______________________

The shareholder's name and account number must be specified in the wire.

INITIAL PURCHASES: Before making an initial investment by wire, an investor must first telephone 1-800-264-0592 to be assigned an account number. The investor's name, account number, taxpayer identification number or Social Security number, and address must be specified in the wire. In addition, an Account Application should be promptly forwarded to: Fleming Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354.

SUBSEQUENT PURCHASES: Additional investments may be made at any time through the wire procedures described above, which must include a shareholder's name and account number. The investor's bank may impose a fee for investments by wire.

PURCHASES THROUGH BROKERS: You may buy and sell shares of each Fund through certain brokers (and their agents) that have made arrangements with the Funds to sell its shares. When you place your order with such a broker or its authorized agent, your order is treated as if you had placed it directly with the Fund's Transfer Agent, and you will pay or receive the next price calculated by the Fund. The broker (or agent) holds your shares in an omnibus account in the broker's (or agent's) name, and the broker (or agent) maintains your individual ownership records. The Advisor may pay the broker (or its agent) for maintaining these records as well as providing other shareholder services. The broker (or its agent) may charge you a fee for handling your order. The broker (or agent) is responsible for processing your order correctly and promptly, keeping you advised regarding the status of your individual account, confirming your transactions and ensuring that you receive copies of the Fund's prospectus.

PURCHASING WITH SECURITIES

Shares may be purchased by tendering payment in kind in the form of marketable securities, including, but not limited to, shares of common stock and debt securities, provided the acquisition of such securities is consistent with the Funds' investment objective and otherwise acceptable to the Adviser.

PURCHASING BY RETIREMENT PLAN AND INDIVIDUAL RETIREMENT ACCOUNTS (IRAS)

Shares of the Funds are available for purchase by any retirement plan, including 401(k) plans, profit sharing plans, and IRAs. The minimum initial investment in each Fund is $1,000,000, and subsequent purchases must be at least $10,000. The Adviser may waive the minimums at its discretion.

AUTOMATIC INVESTMENT PLAN ("AIP")

A shareholder or prospective shareholder may arrange for periodic investments in a Fund through automatic deductions by ACH from a checking account by completing the appropriate section on the application. The minimum initial investment amount for AIPs is $1,000,000, and the minimum pre-authorized investment amount is $1,000 per month per account. To participate in the AIP, complete the appropriate section on the account application form.

GENERAL INFORMATION REGARDING PURCHASES

A purchase request will be effective as of the day received by the Transfer Agent if the Transfer Agent (or its authorized agent) receives the purchase request in good order and payment before the close of the NYSE. A purchase request is in good order if it is complete and accompanied by the appropriate documentation, including an Account Application and any additional documentation required. Purchase requests in good order received after the close of the NYSE, will be effective the next Business Day. Payment may be made by check or readily available funds. The purchase price of shares of any Fund is that Fund's net asset value per share next determined after a purchase order is effective. Purchases will be made in full and fractional shares of each Fund calculated to three decimal places.

If a check received for the purchase of shares does not clear, the purchase will be canceled, and the investor could be liable for any losses or fees incurred. Fleming Mutual Fund Group, Inc. (the "Corporation") reserves the right to reject a purchase order when the Corporation determines that it is not in the best interest of the Corporation or its shareholders to accept such order.

EXCHANGES

Shareholders of each Fund may exchange their shares for shares of the other Fund if it is then offering its shares to the public. Exchanges are made at net asset value. An exchange is considered a sale of shares and may result in capital gain or loss for federal income tax purposes. The shareholder must have received a current prospectus for the new Fund before any exchange will be effected. If the Transfer Agent (or its authorized agent) receives exchange instructions in writing or by telephone (an "Exchange Request") in good order by the close of the NYSE, on any Business Day, the exchange will be effected that day. The liability of the Fund or the Transfer Agent for fraudulent or unauthorized telephone instructions may be limited as described below. The Corporation reserves the right to modify or terminate this exchange offer on 60 days' notice.

REDEMPTIONS

Shareholders may request redemptions from a Fund either by mail, by writing Fleming Mutual Fund Group, Inc., P.O. Box 5354, Cincinnati, Ohio 45201-5354, or by calling 1-800-264-0592.

The Transfer Agent may require that the signatures on the written request be guaranteed. You should be able to obtain a signature guarantee from a bank, broker, dealer, certain credit unions, securities exchange or association, clearing agency or savings association. Notaries public cannot guarantee signatures. The signature guarantee requirement will be waived if all of the following conditions apply: (1) the redemption is for not more than $25,000 worth of shares, (2) the redemption check is payable to the shareholder(s) of record, and (3) the redemption check is mailed to the shareholder(s) at his or her address of record. The Corporation and the Transfer Agent reserve the right to amend these requirements without notice. Provided the telephone redemption option has been authorized by the shareholder on the account registration form, a redemption of shares may be requested by calling 1-800-264-0592 and requesting that the proceeds be mailed to the primary registration address or wired per the authorized instructions designated on the shareholder's account registration form. Shareholders may not close their accounts by telephone.

Redemption requests in good order received by the Transfer Agent (or its authorized agent) prior to the close of the NYSE on any Business Day will be effective that day. To redeem shares of the Fund, shareholders must place their redemption orders with the Transfer Agent (or its authorized agent) prior to the close of the NYSE, on any Business Day. The redemption price of shares of any Fund is the net asset value per share of that Fund next determined after the redemption order is effective. Payment of redemption proceeds will be made as promptly as possible and, in any event, within seven days after the redemption order is received, provided, however, that redemption proceeds for shares purchased by check (including certified or cashier's checks) will be forwarded only upon collection of payment for such shares; collection of payment may take up to 15 days.

Shareholders may receive redemption payments in the form of a check or by Federal Reserve wire transfer. There is no charge for having a check for redemption proceeds mailed. Shareholders cannot redeem shares of a Fund by Federal Reserve wire on Federal holidays restricting wire transfers.

If the Board determines that it would be detrimental to the best interests of the remaining shareholders of a Fund to make payment wholly or partly in cash, the Fund may pay the redemption proceeds in whole or in part by a distribution in-kind of readily marketable securities held by the Fund in lieu of cash in conformity with the applicable rules of the Securities and Exchange Commission. Investors may incur brokerage charges on the sale of portfolio securities received in such payments of redemptions.

Neither the Corporation nor the Transfer Agent will be responsible for the authenticity of instructions received by telephone if they reasonably believe those instructions to be genuine. The Corporation and the Transfer Agent will each employ reasonable procedures to confirm that telephone instructions are genuine. Such procedures may include the taping of telephone conversations.

The right of redemption may be suspended or the date of payment of redemption proceeds postponed during certain periods as set forth more fully in the Statement of Additional Information.

SYSTEMATIC WITHDRAWAL PLAN

The Corporation offers a Systematic Withdrawal Plan ("SWP") which may be utilized by shareholders who wish to receive regular distributions from their account. Upon commencement of the SWP, the account must have a current value of $1,000,000 or more. Shareholders may elect to receive automatic payments via check or ACH of $100 or more on a monthly, quarterly, semi-annual, or annual basis. Automatic withdrawals are normally processed on the last day of the applicable month or, if such day is not a business day, on the previous business day, and are paid promptly thereafter. To arrange a SWP, complete the appropriate section on the account application form. Shareholders should realize that if withdrawals exceed income dividends, their invested principal in the account will be depleted. Thus, depending upon the frequency and amounts of the withdrawal payments and/or any fluctuations in the net asset value per share, their original investment could be exhausted entirely. To participate in the SWP, shareholders must have their dividends automatically reinvested. Shareholders may change or cancel the SWP at any time, upon written notice to the Transfer Agent.

SHARE PRICE

Shares of a Fund are purchased at the net asset value after an order in proper form is received by the Transfer Agent. An order in proper form must include all correct and complete information, documents and signatures required to process your purchase, as well as a check or bank wire payment properly drawn and collectable. Payment should be made by check drawn on a U.S. bank, savings and loan, or credit union. The net asset value per share is determined as of the close of trading of the New York Stock Exchange on each Business Day. Orders received before 4:00 p.m., Eastern time on a Business Day will be processed as of the close of trading on that day. Otherwise, processing will occur on the next Business Day. The Distributor reserves the right to reject any purchase order.

NET ASSET VALUE

The net asset value per share of each Fund is the value of the Fund's assets, less its liabilities, divided by the number of outstanding shares of the Fund. Each Fund values its investments on the basis of the market value of its securities. Securities and other assets for which market prices are not readily available are valued at fair value as determined in good faith in accordance with procedures approved by the Board.

SHARE CERTIFICATES

Shares are credited to your account and certificates are not issued. This eliminates the costly problem of lost or destroyed certificates.

                           DIVIDENDS AND DISTRIBUTIONS

The Fleming Fund and Fledgling Fund intend to pay dividends annually. Each Fund makes distributions of its net capital gains, if any, at least annually. The Board may determine to declare dividends and make distributions more frequently. Shareholders automatically receive all income dividends and capital gain distributions in additional shares, unless the shareholder has elected to take such payment in cash. Shareholders may change their election by providing written notice to the Transfer Agent at least 15 days prior to the distribution. Shareholders may receive payments for cash distributions in the form of a check or by Federal Reserve or ACH wire transfer. Dividends and other distributions of each Fund are paid on a per share basis. The value of each share will be reduced by the amount of the payment. If shares are purchased shortly before the record date for a distribution of ordinary income or capital gains, a shareholder will pay the full price for the shares and receive some portion of the price back as a taxable distribution or dividend.

                                      TAXES

The following summary of federal income tax consequences is based on current tax laws and regulations, which may be changed by legislative, judicial or administrative action. No attempt has been made to present a detailed explanation of the federal income tax treatment of a Fund or its shareholders. Shareholders are urged to consult their tax advisors regarding specific questions as to federal, state and local income taxes. Further information concerning taxes is set forth in the Statement of Additional Information.

Each Fund will distribute substantially all of its net investment income (including, for this purpose, net short-term capital gain) to shareholders. Dividends from net investment income will be taxable to shareholders as ordinary income whether received in cash or in additional shares. Any net capital gains will be distributed annually and will be taxed to shareholders as long-term capital gains, regardless of how long the shareholder has held shares. Each Fund will mail annual notices to shareholders of the federal income tax status of all distributions, including the amount of dividends eligible for the dividends-received deduction.

Each sale, exchange or redemption of a Fund's shares is a taxable event to the shareholder.

                              FINANCIAL HIGHLIGHTS

The financial highlights table is intended to help you understand the Fund's financial performance since the Fund's inception of November 13, 1997 for the Fleming Fund and November 14, 1997 for the Fledgling Fund. Certain information reflects financial results for a single Fund share. The total returns in the table represent the rate that an investor would have earned on an investment in the Fund (assuming reinvestment of all dividends and distributions). This information has been audited by ________________________, independent certified public accountants, whose report, along with the Fund's financial statements, are included in the Annual Report, which is available upon request.


Insert financial highlights

Corporation:
FLEMING MUTUAL FUND GROUP, INC.

Funds:
FLEMING FUND
FLEMING FLEDGLING FUND

Adviser:
ROBERT FLEMING, INC.

Distributor:
FIRST FUND DISTRIBUTORS, INC.

Administrator
INVESTMENT COMPANY ADMINISTRATION, L.L.C.

Legal Counsel:
MORGAN, LEWIS & BOCKIUS LLP

Independent Auditors:
ERNST & YOUNG LLP

                         FLEMING MUTUAL FUND GROUP, INC.
                                  FLEMING FUND
                             FLEMING FLEDGLING FUND

For investors who want more information about the Funds, the following documents are available free upon request:

ANNUAL/SEMI-ANNUAL REPORTS: Additional information about the Fund's investments is available in the Fund's annual and semi-annual reports to shareholders. In the Fund's annual reports, you will find a discussion of market conditions and investment strategies that significantly affected each Fund's performance during its last fiscal year.

STATEMENT OF ADDITIONAL INFORMATION (SAI): The SAI provides more detailed information about the Funds and is incorporated by reference into this Prospectus.

You can get free copies of reports and the SAI, request other information and discuss your questions about the Funds by contacting the Funds at:

Fleming Mutual Fund Group, Inc.
P.O. Box 5354
Cincinnati, Ohio 45201-5354
Telephone: 1-800-264-0592

You can review and copy information including the Fund's reports and SAI at the Public Reference Room of the Securities and Exchange Commission in Washington, D.C. You can obtain information on the operation of the Public Reference Room by calling 1-800-SEC-0330. You can get text-only copies:

* For a fee, by writing to the Public Reference Room of the Commission, Washington, DC 20549-6009, or

*    For a fee, by calling 1-800-SEC-0330, or

*    Free   of   charge   from   the    Commission's    Internet    website   at
     http://www.sec.gov.

                                           The Funds' SEC Investment Company Act
                                                        file number is 811-08189

    As filed with the Securities and Exchange Commission on November 29,1999
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================










                                     PART B

                  COMBINED STATEMENT OF ADDITIONAL INFORMATION

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund












================================================================================

                                  CORPORATION:
                         FLEMING MUTUAL FUND GROUP, INC.

                                     FUNDS:
                                  FLEMING FUND
                             FLEMING FLEDGLING FUND

                               INVESTMENT ADVISER:
                              ROBERT FLEMING, INC.

This Statement of Additional Information is not a prospectus and relates only to the Fleming Fund and Fleming Fledgling Fund. It is intended to provide additional information regarding the activities and operations of the Fleming Mutual Fund Group, Inc. (the "Corporation") and should be read in conjunction with the Funds' Prospectus dated _______________, 2000 . The Prospectus may be obtained without charge by calling 1-800-264-0592.

                                TABLE OF CONTENTS

THE CORPORATION........................................................... B-2
DESCRIPTION OF PERMITTED INVESTMENTS...................................... B-3
INVESTMENT LIMITATIONS.................................................... B-12
THE ADVISER............................................................... B-14
THE ADMINISTRATOR......................................................... B-16
THE DISTRIBUTOR........................................................... B-16
DIRECTORS AND OFFICERS OF THE CORPORATION................................. B-17
COMPUTATION OF YIELD AND TOTAL RETURN..................................... B-19
PURCHASE AND REDEMPTION OF SHARES......................................... B-21
DETERMINATION OF NET ASSET VALUE.......................................... B-22
TAXES..................................................................... B-22
PORTFOLIO TRANSACTIONS AND BROKERAGE...................................... B-24
LIMITATION OF DIRECTORS'LIABILITY......................................... B-27
FINANCIAL INFORMATION..................................................... B-27
APPENDIX.................................................................. B-28

                                THE CORPORATION

The Corporation (formerly named Fleming Capital Mutual Fund Group, Inc.), an open-end management investment company, was organized as a Maryland corporation on August 19, 1997. The Articles of Incorporation permits the Corporation to offer 100 million shares of common stock, with $.001 par value per share. Pursuant to the Corporation's Articles of Incorporation, the Board may increase the number of shares that the Corporation is authorized to issue without the approval of the Corporation's shareholders. The Board has the power to designate and redesignate any authorized but unissued shares of capital stock into one or more classes of shares and separate series within each such class, to fix the number of shares in any such class or series, and to classify or reclassify any unissued shares with respect to such class or series. The shares of common stock are currently classified into two series: the Fleming Fund and the Fleming Fledgling Fund.

The shares of the Funds, when issued, will be fully paid, nonassessable, fully transferable and redeemable at the option of the holder. The shares have no preference as to conversion, exchange, dividends, retirement or other features and have no pre-emptive rights. The shares of the Funds have non-cumulative rights, which means that the holders of more than 50% of the shares voting for the election of Directors can elect 100% of the Directors if they choose to do so. Persons or organizations owning 25% or more of the outstanding shares of either of the Funds may be presumed to "control" (as that term is defined in the Investment Company Act of 1940, as amended ("1940 Act")) that Fund. Under Maryland law, the Corporation is not required to hold an annual meeting of its shareholders unless required to do so under the 1940 Act.

The Corporation bears the costs of its operating expenses, including fees of its service providers, audit and legal expenses, expenses of preparing prospectuses, proxy solicitation material and reports to shareholders, costs of custodial services and registering the shares under federal and state securities laws, pricing and insurance expenses, and pays additional expenses including litigation and other extraordinary expenses, brokerage costs, interest charges, taxes and organization expenses.

                      DESCRIPTION OF PERMITTED INVESTMENTS

AMERICAN DEPOSITARY RECEIPTS ("ADRS")

ADRs  are  securities,  typically  issued  by a U.S.  financial  institution  (a
"depositary"), that evidence ownership interests in a security or a pool of securities issued by a foreign issuer and deposited with the depositary. ADRs may be available through "sponsored" or "unsponsored" facilities. A sponsored facility is established jointly by the issuer of the security underlying the receipt and a depositary, whereas an unsponsored facility may be established by a depositary without participation by the issuer of the underlying security. Holders of unsponsored depositary receipts generally bear all the costs of the unsponsored facility. The depositary of an unsponsored facility frequently is under no obligation to distribute shareholder communications received from the issuer of the deposited security or to pass through, to the holders of the receipts, voting rights with respect to the deposited securities.

CONVERTIBLE SECURITIES

Convertible securities are corporate securities that are exchangeable for a set number of another security at a prestated price. Convertible securities typically have characteristics similar to both fixed-income and equity securities. Because of the conversion feature, the market value of a convertible security tends to move with the market value of the underlying stock. The value of a convertible security is also affected by prevailing interest rates, the credit quality of the issuer, and any call provisions.

FUTURES CONTRACTS AND OPTIONS ON FUTURES CONTRACTS

Futures contracts provide for the future sale by one party and purchase by another party of a specified amount of a specific security at a specified future time and at a specified price. An option on a futures contract gives the purchaser the right, in exchange for a premium, to assume a position in a futures contract at a specified exercise price during the term of the option. A Fund may use futures contracts and related options for BONA FIDE hedging purposes, to offset changes in the value of securities held or expected to be acquired or be disposed of, to minimize fluctuations in foreign currencies, or to gain exposure to a particular market or instrument. A Fund will minimize the risk that it will be unable to close out a futures contract by only entering into futures contracts which are traded on national futures exchanges. In addition, a Fund will only sell covered futures contracts and options on futures contracts.

Stock and bond index futures are futures contracts for various stock and bond indices that are traded on registered securities exchanges. Stock and bond index futures contracts obligate the seller to deliver (and the purchaser to take) an amount of cash equal to a specific dollar amount times the difference between the value of a specific stock or bond index at the close of the last trading day of the contract and the price at which the agreement is made.

Stock and bond index futures contracts are bilateral agreements pursuant to which two parties agree to take or make delivery of an amount of cash equal to a specified dollar amount times the difference between the stock or bond index value at the close of trading of the contract and the price at which the futures contract is originally struck. No physical delivery of the stocks or bonds comprising the index is made; generally contracts are closed out prior to the expiration date of the contracts.

No price is paid upon entering into futures contracts. Instead, a Fund would be required to deposit an amount of cash or U.S. Treasury securities known as "initial margin." Subsequent payments, called "variation margin," to and from the broker, would be made on a daily basis as the value of the futures position varies (a process known as "marking to market"). The margin is in the nature of a performance bond or good-faith deposit on a futures contract.

There are risks associated with these activities, including the following: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates; (2) there may be an imperfect or no correlation between the changes in market value of the securities held by the Fund and the prices of futures and options on futures; (3) there may not be a liquid secondary market for a futures contract or option; (4) trading restrictions or limitations may be imposed by an exchange; and (5) government regulations may restrict trading in futures contracts and futures options.

A Fund may enter into futures contracts and options on futures contracts traded on an exchange regulated by the Commodities Futures Trading Commission ("CFTC"), as long as, to the extent that such transactions are not for "bona fide hedging purposes," the aggregate initial margin and premiums on such positions
(excluding the amount by which such options are in the money) do not exceed 5% of a Fund's net assets. A Fund may buy and sell futures contracts and related options to manage its exposure to changing interest rates and securities prices. Some strategies reduce a Fund's exposure to price fluctuations, while others tend to increase its market exposure. Futures and options on futures can be volatile instruments and involve certain risks that could negatively impact a Fund's return.

In order to avoid leveraging and related risks, when a Fund purchases futures contracts, it will collateralize its position by depositing an amount of cash or liquid securities, equal to the market value of the futures positions held, less margin deposits, in a segregated account with its custodian. Collateral equal to the current market value of the futures position will be marked to market on a daily basis.

INVESTMENT COMPANY SHARES

Each Fund may invest in shares of other investment companies, to the extent permitted by applicable law and subject to certain restrictions. These investment companies typically incur fees that are separate from those fees incurred directly by the Fund. A Fund's purchase of such investment company securities results in the layering of expenses, such that shareholders would indirectly bear a proportionate share of the operating expenses of such investment companies, including advisory fees, in addition to paying Fund expenses. Under applicable regulations, a Fund generally is prohibited from acquiring the securities of another investment company if, as a result of such acquisition: (1) the Fund owns more than 3% of the total voting stock of the other company; (2) securities issued by any one investment company represent more than 5% of the Fund's total assets; or (3) securities (other than treasury stock) issued by all investment companies represent more than 10% of the total assets of the Fund. See also "Investment Limitations."

ILLIQUID SECURITIES

Illiquid securities are securities that cannot be disposed of within seven business days at approximately the price at which they are being carried on the Fund's books. Illiquid securities include demand instruments with demand notice periods exceeding seven days, securities for which there is no active secondary market, and repurchase agreements with durations or maturities over seven days in length.

MONEY MARKET INSTRUMENTS

Money market instruments are high-quality, dollar-denominated, short-term debt securities. They consist of: (i) bankers' acceptances, certificates of deposits, notes and time deposits of highly-rated U.S. banks and U.S. branches of foreign banks; (ii) U.S. Treasury obligations and obligations issued or guaranteed by the agencies and instrumentalities of the U.S. Government; (iii) high-quality commercial paper issued by U.S. and foreign corporations; (iv) debt obligations with a maturity of one year or less issued by corporations with outstanding high-quality commercial paper ratings; and (v) repurchase agreements involving any of the foregoing obligations entered into with highly-rated banks and broker-dealers.

OPTIONS

A put option gives the purchaser of the option the right to sell, and the writer of the option the obligation to buy, the underlying security at any time during the option period. A call option gives the purchaser of the option the right to buy, and the writer of the option the obligation to sell, the underlying security at any time during the option period. The premium paid to the writer is the consideration for undertaking the obligations under the option contract. The initial purchase (sale) of an option contract is an "opening transaction." In order to close out an option position, a Fund may enter into a "closing transaction," which is simply the sale (purchase) of an option contract on the same security with the same exercise price and expiration date as the option contract originally opened. If a Fund is unable to effect a closing purchase transaction with respect to an option it has written, it will not be able to sell the underlying security until the option expires or the Fund delivers the security upon exercise.

A Fund may purchase put and call options to protect against a decline in the market value of the securities in its portfolio or to anticipate an increase in the market value of securities that the Fund may seek to purchase in the future. A Fund purchasing put and call options pays a premium therefor. If price movements in the underlying securities are such that exercise of the options would not be profitable for the Fund, loss of the premium paid may be offset by an increase in the value of the Fund's securities or by a decrease in the cost of acquisition of securities by the Fund.

A Fund may write covered call options as a means of increasing the yield on its fund and as a means of providing limited protection against decreases in its market value. When a fund sells an option, if the underlying securities do not increase or decrease to a price level that would make the exercise of the option profitable to the holder thereof, the option generally will expire without being exercised and the Fund will realize as profit the premium received for such option. When a call option written by a Fund is exercised, the Fund will be required to sell the underlying securities to the option holder at the strike price, and will not participate in any increase in the price of such securities above the strike price. When a put option written by a Fund is exercised, the Fund will be required to purchase the underlying securities at the strike price, which may be in excess of the market value of such securities.

A Fund may purchase and write options on an exchange or over-the-counter. Over-the-counter options ("OTC options") differ from exchange-traded options in several respects. They are transacted directly with dealers and not with a clearing corporation, and therefore entail the risk of non-performance by the dealer. OTC options are available for a greater variety of securities and for a wider range of expiration dates and exercise prices than are available for exchange-traded options. Because OTC options are not traded on an exchange, pricing is done normally by reference to information from a market maker. It is the position of the SEC that OTC options are generally illiquid.

A Fund may purchase and write put and call options on foreign currencies (traded on U.S. and foreign exchanges or over-the-counter markets) to manage its exposure to exchange rates. Call options on foreign currency written by a Fund will be "covered," which means that the Fund will own an equal amount of the underlying foreign currency. With respect to put options on foreign currency written by a Fund, the Fund will establish a segregated account with its Custodian consisting of cash or liquid securities in an amount equal to the amount the Fund would be required to pay upon exercise of the put.

A Fund may purchase and write put and call options on indices and enter into related closing transactions. Put and call options on indices are similar to options on securities except that options on an index give the holder the right to receive, upon exercise of the option, an amount of cash if the closing level of the underlying index is greater than (or less than, in the case of puts) the exercise price of the option. This amount of cash is equal to the difference between the closing price of the index and the exercise price of the option, expressed in dollars multiplied by a specified number. Thus, unlike options on individual securities, all settlements are in cash, and gain or loss depends on price movements in the particular market represented by the index generally, rather than the price movements in individual securities. A Fund may choose to terminate an option position by entering into a closing transaction. The ability of a Fund to enter into closing transactions depends upon the existence of a liquid secondary market for such transactions.

All options written on indices must be covered. When a Fund writes an option on an index, it will establish a segregated account containing cash or liquid securities with its custodian in an amount at least equal to the market value of the option and will maintain the account while the option is open or will otherwise cover the transaction.

Risks associated with options transactions include: (1) the success of a hedging strategy may depend on an ability to predict movements in the prices of individual securities, fluctuations in markets and movements in interest rates;
(2) there may be an imperfect correlation between the movement in prices of options and the securities underlying them; (3) there may not be a liquid secondary market for options; and (4) while a Fund will receive a premium when it writes covered call options, it may not participate fully in a rise in the market value of the underlying security.

REITS

A Fund may invest in common stocks or other securities issued by Real Estate Investment Trusts ("REITs"). REITs invest their capital primarily in income producing real estate or real estate related loans or interests. A REIT is not taxed on income distributed to its shareholders or unitholders if it complies with regulatory requirements relating to its organization, ownership, assets and income, and with a regulatory requirement that it distribute to its shareholders or unitholders at least 95% of its taxable income for each taxable year. Generally, REITs can be classified as Equity REITs, Mortgage REITs or Hybrid REITs. Equity REITs invest the majority of their assets directly in real property and derive their income primarily from rents and capital gains from appreciation realized through property sales. Equity REITs are further categorized according to the types of real estate securities they own, e.g., apartment properties, retail shopping centers, office and industrial properties, hotels, health-care facilities, manufactured housing and mixed-property types. Mortgage REITs invest the majority of their assets in real estate mortgages and derive their income primarily from interest payments. Hybrid REITs combine the characteristics of both Equity and Mortgage REITs.

A shareholder in a Fund that invests in REITs will bear not only his proportionate share of the expenses of the Fund , but also, indirectly, the management expenses of underlying REITs. REITs may be affected by changes in the value of their underlying properties and by defaults by borrowers or tenants. Mortgage REITs may be affected by the quality of the credit extended. Furthermore, REITs are dependent on specialized management skills. Some REITs may have limited diversification and may be subject to risks inherent in investments in a limited number of properties, in a narrow geographic area, or in a single property type, REITs depend generally on their ability to generate cash flow to make distributions to shareholders or unitholders, and may be subject to defaults by borrowers and to self-liquidations. In addition, the performance of a REIT may be affected by its failure to qualify for tax-free pass-through of income, or its failure to maintain exemption from registration under the Investment Company Act of 1940, as amended, (the "1940 Act").

REPURCHASE AGREEMENTS

Repurchase agreements are agreements by which a Fund obtains a security and simultaneously commits to return the security to the seller (a member bank of the Federal Reserve System or primary securities dealer as recognized by the Federal Reserve Bank of New York) at an agreed upon price (including principal and interest) on an agreed upon date within a number of days (usually not more than seven) from the date of purchase. The resale price reflects the purchase price plus an agreed upon market rate of interest which is unrelated to the coupon rate or maturity of the underlying security. A repurchase agreement involves the obligation of the seller to pay the agreed upon price, which obligation is in effect secured by the value of the underlying security.

Repurchase agreements are considered to be loans by a Fund for purposes of its investment limitations. The repurchase agreements entered into by a Fund will provide that the underlying security at all times shall have a value at least equal to 102% of the resale price stated in the agreement (the Adviser monitors compliance with this requirement). Under all repurchase agreements entered into by a Fund, the Corporation's Custodian or its agent must take possession of the underlying collateral. However, if the seller defaults, the Fund could realize a loss on the sale of the underlying security to the extent that the proceeds of sale, including accrued interest, are less than the resale price provided in the agreement including interest. In addition, even though the Bankruptcy Code provides protection for most repurchase agreements, if the seller should be involved in bankruptcy or insolvency proceedings, a Fund may incur delay and costs in selling the underlying security or may suffer a loss of principal and interest if the Fund is treated as an unsecured creditor and is required to return the underlying security to the seller's estate.

U.S. GOVERNMENT AGENCY OBLIGATIONS

Certain Federal agencies, such as the Government National Mortgage Association ("GNMA"), have been established as instrumentalities of the U.S. Government to supervise and finance certain types of activities. Issues of these agencies, while not direct obligations of the U.S. Government, are either backed by the full faith and credit of the United States (e.g., GNMA securities) or supported by the issuing agencies' right to borrow from the Treasury. The issues of other agencies are supported by the credit of the instrumentality (e.g., Fannie Mae securities).

U.S. GOVERNMENT SECURITIES

Bills, notes and bonds issued by the U.S. Government and backed by the full faith and credit of the United States.

U.S. TREASURY OBLIGATIONS

Bills, notes and bonds issued by the U.S. Treasury, and separately traded interest and principal component parts of such obligations that are transferable through the Federal book-entry system known as Separately Traded Registered Interested and Principal Securities ("STRIPS") and Coupon Under Book Entry Safekeeping ("CUBES").

WARRANTS

Warrants are instruments giving holders the right, but not the obligation, to buy equity or fixed income securities of a company at a given price during a specified period.

SECURITIES LENDING

In order to generate additional income, a Fund may lend its securities to qualified broker-dealers or institutional investors, in an amount up to 33 1/3% of the total assets taken at market value, pursuant to agreements that require that the loan be continuously secured by collateral consisting of cash or securities of the U.S. Government or its agencies equal to at least 100% of the market value of the loaned securities. A Fund continues to receive interest on the loaned securities while simultaneously earning interest on the investment of cash collateral. Collateral is marked to market daily. There may be risks of delay in recovery of the securities or even loss of rights in the collateral should the borrower of the securities fail financially or become insolvent.

TEMPORARY DEFENSIVE INVESTMENTS

For temporary, defensive purposes, the Funds may invest in money market instruments (including certain U.S. Governmental and U.S. Treasury securities, bank obligations, commercial paper, other short-term debt securities, and related repurchase agreements), shares of money market funds and cash.

WHEN-ISSUED AND DELAYED DELIVERY SECURITIES

When-issued or delayed delivery securities are subject to market fluctuations due to changes in market interest rates and it is possible that the market value at the time of settlement could be higher or lower than the purchase price if the general level of interest rates has changed. Although a Fund generally purchases securities on a when-issued or forward commitment basis with the intention of actually acquiring securities for its investment portfolio, a Fund may dispose of a when-issued security or forward commitment prior to settlement if it deems appropriate.

ZERO COUPON SECURITIES

Zero coupon obligations are debt securities that do not bear any interest, but instead are issued at a deep discount from par. The value of a zero coupon obligation increases over time to reflect the interest accreted. Such obligations will not result in the payment of interest until maturity, and will have greater price volatility than similar securities that are issued at par and pay interest periodically.

                             INVESTMENT LIMITATIONS

FUNDAMENTAL POLICIES

The following investment limitations (and those set forth in the Prospectus) are fundamental policies of each Fund which cannot be changed with respect to a Fund without the consent of the holders of a majority of that Fund's outstanding shares. The term "majority of the outstanding shares" means the vote of (i) 67% or more of a Fund's shares present at a meeting, if more than 50% of the outstanding shares of a Fund are present or represented by proxy, or (ii) more than 50% of a Fund's outstanding shares, whichever is less.

No Fund may:

1. Borrow money in an amount exceeding 33 1/3% of the value of its total assets, provided that, for purposes of this limitation, investment strategies which either obligate a Fund to purchase securities or require a Fund to segregate assets are not considered to be borrowings. Asset coverage of a least 300% is required for all borrowings, except where a Fund has borrowed money for temporary purposes in amounts not exceeding 5% of its total assets. A Fund will not purchase securities while its borrowings exceed 5% of its total assets.

2. Make loans if, as a result, more than 33 1/3% of its total assets would be lent to other parties, except that each Fund may (i) purchase or hold debt instruments in accordance with its investment objective and policies; (ii) enter into repurchase agreements; and (iii) lend its securities.

3. Purchase or sell real estate, physical commodities, or commodities contracts, except that each Fund may purchase (i) marketable securities issued by companies which own or invest in REIT's , commodities, or commodities contracts; and (ii) commodities contracts relating to financial instruments, such as financial futures contracts and options on such contracts.

4. Issue senior securities (as defined in the 1940 Act) except as permitted by rule, regulation or order of the Securities and Exchange Commission (the "SEC").

5. Act as an underwriter of securities of other issuers except as it may be deemed an underwriter in selling a portfolio security.

The foregoing percentages (except with respect to the limitation on borrowing) will apply at the time of the purchase of a security and shall not be considered violated unless an excess or deficiency occurs immediately after or as a result of a purchase of such security.

NON-FUNDAMENTAL POLICIES

The following investment limitations are non-fundamental policies of each Fund and may be changed with respect to a Fund by the Board of Directors.

No Fund may:

1. Pledge, mortgage or hypothecate assets except to secure borrowings permitted by the Fund's fundamental limitation on borrowing, provided, such Fund may segregate assets without limit in order to comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

2.   Invest in companies for the purpose of exercising control.

3. Purchase securities on margin or effect short sales, except that each Fund may (i) obtain short-term credits as necessary for the clearance of security transactions; (ii) provide initial and variation margin payments in connection with transactions involving futures contracts and options on such contracts; and (iii) make short sales "against the box" or in compliance with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

4. Invest its assets in securities of any investment company, except as permitted by the 1940 Act.

5. Purchase or hold illiquid securities, I.E., securities that cannot be disposed of for their approximate carrying value in seven days or less (which term includes repurchase agreements and time deposits maturing in more than seven days) if, in the aggregate, more than 15% of its net assets would be invested in illiquid securities.

6. Each Fund may not enter into a futures contract or options transaction if the Fund's total outstanding obligations resulting from such futures contract or option transaction would exceed 10% of the Fund's total assets, and will maintain assets sufficient to meet its obligations under such contracts or transactions with the Fund's custodian or will otherwise comply with the SEC's position regarding the asset segregation requirements of Section 18 of the 1940 Act.

                                  THE ADVISER

The Corporation and Robert Fleming, Inc. (the "Adviser") have entered into an advisory agreement (the "Advisory Agreement"). The Advisory Agreement provides that the Adviser shall not be protected against any liability to the Corporation or its shareholders by reason of willful misfeasance, bad faith or gross negligence on its part in the performance of its duties or from reckless disregard of its obligations or duties thereunder.

The Adviser will not be required to bear expenses of any Fund to an extent which would result in the Fund's inability to qualify as a regulated investment company under provisions of the Internal Revenue Code of 1986, as amended (the "Code").

The continuance of the Advisory Agreement as to any Fund after the first two years must be specifically approved at least annually (i) by the vote of the Directors or by a vote of the shareholders of that Fund, and (ii) by the vote of a majority of the Directors who are not parties to the Advisory Agreement or "interested persons" of any party thereto, cast in person at a meeting called for the purpose of voting on such approval. The Advisory Agreement will terminate automatically in the event of its assignment, and is terminable at any time without penalty by the Directors of the Corporation or, with respect to any Fund, by a majority of the outstanding shares of that Fund, on not less than 30 days' nor more than 60 days' written notice to the Adviser, or by the Adviser on 90 days' written notice to the Corporation.

The Adviser is an indirect, wholly-owned subsidiary of Robert Fleming Holdings Limited, a merchant bank based in London.

The Adviser has contractually agreed to waive its advisory fee or reimburse expenses to each Fund for at least one year to the extent necessary to limit the ratio of total operating expenses to average net assets to 1.25% and 1.35% for the Fleming Fund and the Fledgling Fund, respectively. In subsequent years, overall Fund operating expenses will not fall below the applicable percentage limitation until the Adviser has been fully reimbursed for fees forgone and expenses paid. Any reductions made by the Adviser in its fees or payments or reimbursement of expenses which are a Fund's obligation are subject to reimbursement by the Fund. The Adviser believes that it is likely that the Funds will be of a sufficient size to permit the reimbursement of any such reductions or payments. However, there is no assurance that any such reimbursements will be made. Reimbursement is contingent upon the Adviser's determination that it will seek reimbursement from the Fund. In addition, the Board of Directors must approve any requested reimbursement. Further, any expenses which cannot be recouped within three years will never be reimbursed by the Fund. In other words, any unrecouped amount after the three year period would not require payment either on liquidation of the Fund or termination of the Advisory Agreement. FOR THE FISCAL YEAR ENDING SEPTEMBER 30, 1999, ADVISORY FEES FOR THE FLEMING FUND AND THE FLEDGLING FUND WERE $_______ AND $_________, RESPECTIVELY; AND THE ADVISER REIMBURSED/WAIVED OTHER EXPENSES, INCLUDING ADVISORY FEES, TOTALING $_________ AND $___________, RESPECTIVELY. For the periods from November 13, 1997 through September 30, 1998 and November 14, 1997 through September 30, 1998, the Advisory fees for the Fleming and Fleming Fledgling Funds were $18,183 and $10,621, respectively, and the Adviser reimbursed/waived other expenses, including Advisory fees, totaling $131,012 and $134,932, respectively.

                               THE ADMINISTRATOR

Investment Company Administration LLC (the "Administrator") and the Corporation are parties to an administration agreement (the "Administration Agreement"). Pursuant to the Administration Agreement, the Administrator supervises the overall administration of the Corporation, including, among other responsibilities, the preparation and filing of all documents required by the Corporation or the Funds with applicable laws and regulations, arranging for the maintenance of books and records of the Corporation and the Funds, and supervision of other organizations that provide services to the Corporation and the Funds. Under the terms of the Administration Agreement, each Fund will pay the Administrator an annual fee of 0.10% of the first $200 million of average daily net assets, 0.05% of the next $300 million, and 0.03% of assets over $500 million, payable monthly and subject to an annual minimum of $40,000. FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE ADMINISTRATOR RECEIVED FEES OF $______ AND $_________, FROM THE FLEMING AND FLEMING FLEDGLING FUNDS, respectively. For the periods from November 13, 1997 through September 30, 1998 and November 14, 1997 through September 30, 1998, the Administrator received fees of $35,288 and $35,178, from the Fleming and Fleming Fledgling Funds, respectively.

                                THE DISTRIBUTOR

First Fund Distributors, Inc. (the "Distributor"), 4455 E. Camelback Road, Suite 261E, Phoenix, AZ 85018, a corporation owned by Mr. Banhazl, Mr. Paggioli and Mr. Wadsworth, acts as the Funds' principal underwriter in a continuous public offering of the Funds' shares. The Distributor, a Delaware corporation, and the Corporation are parties to a distribution agreement (the "Distribution Agreement"). The Distributor receives no compensation for distribution of shares of the Funds.

The Distribution Agreement shall remain in effect for a period of two years after the effective date of the agreement and is renewable annually. The Distribution Agreement may be terminated by the Distributor, by a majority vote of the Directors who are not interested persons and have no financial interest in the Distribution Agreement, or by a majority vote of the outstanding securities of the Corporation upon not more than 60 days' written notice by either party or upon assignment by the Distributor.

                   DIRECTORS AND OFFICERS OF THE CORPORATION

The management and affairs of the Corporation are supervised by the Directors under the laws of the State of Maryland. The Directors and Executive Officers of the Corporation and their principal occupations for the last five years are set forth below. Each may have held other positions with the named companies during that period. The Corporation pays the fees for unaffiliated Directors.

Unless otherwise noted, the business address of each Director and each Executive Officer is 320 Park Avenue, New York, New York 10022.

* Jonathan K.L. Simon (Born 1/13/59) - Chairman of the Board of Directors and President - A Director of Robert Fleming, Inc. from 1991 to the present.

* Christopher M.V. Jones (Born 11/3/60) - Director and Vice President - A Director of Robert Fleming, Inc. from 1991 to the present.

Robert E. Marks (Born 1/12/52) - Director - President of Marks Ventures from 1995 to the present. Managing Director of Carl Marks & Co. from 1992 to 1995.

Michael A. Petrino (Born 1/26/46) - Director - Investment Manager at Calport Asset Management since 1991.

Dominic S. Solly (Born 5/21/52) - Director - Teacher for the New York City Board of Education since 1996. Consultant for Kleinwort Benson Ltd. (investment adviser) in 1996. Investment banker with Kleinwort Benson Ltd. from 1976 to 1994.

Arthur A. Levy (Born 11/4/42) - Treasurer - Director of Robert Fleming, Inc. from 1985 to the present. Vice Chairman of Robert Fleming, Inc. since 1989 and President of Robert Fleming, Inc., since April of 1998.

Eric M. Banhazl (Born 8/5/57) - Assistant Treasurer - 2020 E. Financial Way, Suite 100 , Glendora, California 91741. Senior Vice President of The Wadsworth Group, Senior Vice President of Investment Company Administration LLC and Vice President of First Fund Distributors, Inc. since 1990.

Denise Lewis (Born _________) - Assistant Treasurer - 2020 E. Financial Way, Suite 100 , Glendora, California 91741. Vice President of Investment Company Administration LLC. UPDATE

Richard Watson (Born _________) - Assistant Treasurer - 2020 E. Financial Way, Suite 100 , Glendora, California 91741. Assistant Vice President of Investment Company Administration LLC. UPDATE

Larry A. Kimmel (Born _________) - Secretary - UPDATE

Steven J. Paggioli (Born 4/3/50) - Assistant Secretary - 479 West 22nd Street, New York, New York 10011. Executive Vice President, The Wadsworth Group since 1986. Executive Vice President of Investment Company Administration LLC , and Vice President of First Fund Distributors, Inc. since 1986.

Dorothy Cali (Born 5/29/41) - Assistant Secretary - 479 West 22nd Street, New York, New York 10011. Vice President of The Wadsworth Group. Employed by The Wadsworth Group since 1986.

Leslie Sperling Cruz (Born 9/14/68) - Assistant Secretary - Morgan, Lewis & Bockius LLP, Associate, 1800 M Street, N.W., Washington, D.C. 20036. UPDATE

"Interested" persons of the Fund, as defined under the 1940 Act.

The Corporation paid the following compensation to the Directors for the fiscal year ended September 30, 1999. No other compensation or retirement benefits were received by any Director or officer from the Registrant or other registered investment company in the Corporation.

Name of Director                    Total Compensation
----------------                    ------------------
Robert E. Marks                           $x,xxx
Michael A. Petrino                        $x,xxx
Dominic S. Solly                          $x,xxx
Jonathan K.L. Simon                         None
Christopher M.V. Jones                      None

Control Persons and Share Ownership

As of _________ __, 1999, to the knowledge of the Funds, the following shareholders owned of record 5% or more of the outstanding shares of the respective Funds indicated:

                             Name and Address of      Number of       Percent of
Name of Fund                     Record Owner        Shares Owned       Shares
------------                 -------------------     ------------     ----------
Fleming Fund

Fleming Fledgling Fund

The persons listed above as owning 25% or more of the outstanding shares of each Fund may be presumed to "control" (as that term is defined in the 1940 Act) such Funds. As a result, those persons would have the ability to vote a majority of the shares of the Funds on any matter requiring the approval of shareholders of such Funds.

AS OF __________ __, 1999, THE TRUSTEES AND OFFICERS OF THE CORPORATION, AS A GROUP, OWNED X.XX% OF THE OUTSTANDING SHARES OF THE FLEMING FUND AND OWNED X.XX% OF THE OUTSTANDING SHARES OF THE FLEMING FLEDGLING FUND.

                     COMPUTATION OF YIELD AND TOTAL RETURN

From time to time the Corporation may advertise yield and total return of the Funds. These figures will be based on historical earnings and are not intended to indicate future performance. No representation can be made concerning actual future yields or returns. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the income generated by the investment during that 30-day period is generated in each period over one year and is shown as a percentage of the investment. In particular, yield will be calculated according to the following formula:

Yield = 2[((a-b)/cd + 1)6 - 1] where a = dividends and interest earned during the period; b = expenses accrued for the period (net of reimbursement); c = the current daily number of shares outstanding during the period that were entitled to receive dividends; and d = the maximum offering price per share on the last day of the period. The yield of a Fund refers to the annualized income generated by an investment in the Fund over a specified 30-day period. The yield is calculated by assuming that the same amount of income generated by the investment during that period is generated in each 30-day period over one year and is shown as a percentage of the investment. A Fund may periodically compare its performance to that of other mutual funds as reported by mutual fund rating services (such as Lipper Analytical Services, Inc.), financial and business publications and periodicals, broad groups of comparable mutual funds, unmanaged indices, which may assume investment of dividends but generally do not reflect deductions for administrative and management costs, or other investment alternatives. A Fund may quote Morningstar, Inc., a service that ranks mutual funds on the basis of risk-adjusted performance, and Ibbotson Associates of Chicago, Illinois, which provides historical returns of the capital markets in the U.S. A Fund may also quote the Frank Russell Company or Wilshire Associates consulting firms that compile financial characteristics of common stocks and fixed income securities, regarding non-performance-related attributes of a Fund's portfolio. The Fund may use long-term performance of these capital markets to demonstrate general long-term risk versus reward scenarios and could include the value of a hypothetical investment in any of the capital markets. The Fund may also quote financial and business publications and periodicals as they relate to fund management, investment philosophy, and investment techniques.

A Fund may quote various measures of volatility and benchmark correlation in advertising and may compare these measures to those of other funds. Measures of volatility attempt to compare historical share price fluctuations or total returns to a benchmark while measures of benchmark correlation indicate how valid a comparative benchmark might be. Measures of volatility and correlation are calculated using averages of historical data and cannot be calculated precisely.

The total return of a Fund refers to the average compounded rate of return of a hypothetical investment for designated time periods (including but not limited to, the period from which the Fund commenced operations through the specified date), assuming that the entire investment is redeemed at the end of each period. In particular, total return will be calculated according to the following formula: P (1 + T)n = ERV, where P = a hypothetical initial payment of $1,000; T = average annual total return; n = number of years; and ERV = ending redeemable value, as of the end of the designated time period, of a hypothetical $1,000 payment made at the beginning of the designated time period.

                       PURCHASE AND REDEMPTION OF SHARES

Purchases and redemptions may be made through the Transfer Agent on days when the New York Stock Exchange is open for business. Currently, the weekdays on which the Fund is closed for business are: New Year's Day, Presidents' Day, Martin Luther King, Jr.'s Day, Good Friday, Memorial Day, Independence Day, Labor Day, Thanksgiving Day and Christmas Day. Shares of each Fund are offered on a continuous basis.

It is currently the Corporation's policy to pay all redemptions in cash. The Corporation retains the right, however, to alter this policy to provide for redemptions in whole or in part by a distribution in-kind of securities held by a Fund in lieu of cash. The Corporation has made an election with the SEC pursuant to Rule 18f-1 under the 1940 Act to pay in cash all redemptions requested by any shareholder of record limited in amount during any 90-day period to the lesser of $250,000 or 1% of the net assets of the Fund at the beginning of such period. Such commitment is irrevocable without the prior approval of the SEC. Redemptions in excess of the above limits may be paid in whole or in part in investment securities or in cash, as the Directors may deem advisable; however, payment will be made wholly in cash unless the Directors believe that the economic or market conditions exist which would make such a practice detrimental to the best interests of the Fund. Shareholders may incur brokerage charges on the sale of any such securities so received in payment of redemptions.

The Corporation reserves the right to suspend the right of redemption and/or to postpone the date of payment upon redemption for any period on which trading on the New York Stock Exchange is restricted, or during the existence of an emergency (as determined by the SEC by rule or regulation) as a result of which disposal or valuation of a Fund's securities is not reasonably practicable, or for such other periods as the SEC has by order permitted. The Corporation also reserves the right to suspend sales of shares of any Fund for any period during which the New York Stock Exchange, the Adviser, the Administrator, the Transfer Agent and/or the Custodian are not open for business.

                        DETERMINATION OF NET ASSET VALUE

The securities of each Fund may be valued by an independent pricing service to obtain valuations of securities. The pricing service relies primarily on prices of actual market transactions as well as on trade quotations obtained from third parties. The procedures of the pricing service and its valuations are reviewed by the officers of the Corporation under the general supervision of the Directors.

                                     TAXES

The following is only a summary of certain tax considerations generally affecting the Funds and their shareholders, and is not intended as a substitute for careful tax planning. Shareholders are urged to consult their tax advisors with specific reference to their own tax situations, including their state and local tax liabilities.

FEDERAL INCOME TAX

The following discussion of federal income tax consequences is based on the Code and the regulations issued thereunder as in effect on the date of this Statement of Additional Information. New legislation, as well as administrative changes or court decisions, may significantly change the conclusions expressed herein, and may have a retroactive effect with respect to the transactions contemplated herein.

Each Fund is treated as a separate entity for federal income tax purposes. Each Fund intends to qualify or to continue to qualify for the special tax treatment afforded regulated investment companies as defined under Subchapter M of the Internal Revenue Code of 1986, as amended. So long as a Fund qualifies for this special tax treatment, it will be relieved of federal income tax on that part of its net investment income and net capital gain (the excess of net long-term capital gain over net short-term capital loss) which it distributes to shareholders.

In order to qualify for treatment as a RIC under the Code, each Fund must distribute annually to its shareholders at least the sum of 90% of its net interest income excludable from gross income plus 90% of its investment company taxable income (generally, net investment income plus net short-term capital gain) ("Distribution Requirement") and also must meet several additional requirements. Among these requirements are the following: (i) at least 90% of the Fund's gross income each taxable year must be derived from dividends, interest, payments with respect to securities loans, gains from the sale or other disposition of stock or securities, or certain other income (including gains from options, futures or forward contracts); (ii) at the close of each quarter of the Fund's taxable year, at least 50% of the value of its total assets must be represented by cash and cash items, U.S. Government securities, securities of other RICs and other securities, with such other securities limited, in respect to any one issuer, to an amount that does not exceed 5% of the value of the Fund's assets and that does not represent more than 10% of the outstanding voting securities of such issuer; and (iii) at the close of each quarter of the Fund's taxable year, not more than 25% of the value of its assets may be invested in securities (other than U.S. Government securities or the securities of other RICs) of any one issuer, or of two or more issuers which are engaged in the same, similar or related trades or business if the Fund owns at least 20% of the voting power of such issuer.

Notwithstanding the Distribution Requirement described above, which requires only that the Fund distribute at least 90% of its annual investment company taxable income and does not require any minimum distribution of net capital gain (the excess of net long-term capital gain over net short-term capital loss), each Fund will be subject to a nondeductible 4% federal excise tax to the extent it fails to distribute by the end of any calendar year 98% of its ordinary income for that year and 98% of its capital gain net income (the excess of short- and long-term capital gains over short-and long-term capital losses) for the one-year period ending on October 31 of that year, plus certain other amounts.

In certain cases, a Fund will be required to withhold, and remit to the United States Treasury, 31% of any distributions paid to a shareholder who (1) has failed to provide a correct taxpayer identification number, (2) is subject to backup withholding by the Internal Revenue Service, or (3) has not certified to that Fund that such shareholder is not subject to backup withholding.

Distributions from net investment income will qualify for the dividends-received deduction for corporation shareholders only to the extent such distributions are derived from dividends paid by domestic corporations; however, such distributions which do qualify for the dividends-received deduction may be subject to the corporate alternative minimum tax.

Certain securities purchased by a Fund are sold with original issue discount and thus do not make periodic cash interest payments. Each Fund will be required to include as part of its current income the accrued discount on such obligations even though the Fund has not received any interest payments on such obligations during that period. Because each Fund distributes all of its net investment income to its shareholders, a Fund may have to sell portfolio securities to distribute such accrued income, which may occur at a time when the Adviser would not have chosen to sell such securities and which may result in a taxable gain or loss.

Dividends declared by a Fund in October, November or December of any year and payable to shareholders of record on a date in one of those months will be deemed to have been paid by the Fund and received by the shareholders on December 31 in the year declared, if paid by the Fund at any time during the following January. Each Fund intends to make sufficient distributions prior to the end of each calendar year to avoid liability for the federal excise tax applicable to regulated investment companies.

If any Fund fails to qualify as a RIC for any taxable year, it will be taxable at regular corporate rates. In such an event, all distributions (including capital gains distributions) will be taxable as ordinary dividends to the extent of the Fund's current and accumulated earnings and profits, and such distributions will generally be eligible for the corporate dividends-received deduction.

STATE TAXES

No Fund is liable for any income or franchise tax in Maryland if it qualifies as a RIC for federal income tax purposes. Distributions by any Fund to shareholders and the ownership of shares may be subject to state and local taxes.

                      PORTFOLIO TRANSACTIONS AND BROKERAGE

The Adviser is authorized to select brokers and dealers to effect securities transactions for the Funds. The Adviser will seek to obtain the most favorable net results by taking into account various factors, including price, commission, if any, size of the transactions and difficulty of executions, the firm's general execution and operational facilities and the firm's risk in positioning the securities involved. While the Adviser generally seeks reasonably competitive spreads or commissions, a Fund will not necessarily be paying the lowest spread or commission available. The Adviser seeks to select brokers or dealers that offer a Fund best price and execution or other services which are of benefit to the Fund.

The Adviser may, consistent with the interests of the Fund, select brokers on the basis of the research services they provide to the Adviser. Such services may include analyses of the business or prospects of a company, industry or economic sector, or statistical and pricing services. Information so received by the Adviser will be in addition to and not in lieu of the services required to be performed by the Adviser under the Advisory Agreement. If, in the judgment of the Adviser, a Fund or other accounts managed by the Adviser will be benefited by supplemental research services, the Adviser is authorized to pay brokerage commissions to a broker furnishing such services which are in excess of commissions which another broker may have charged for effecting the same transaction. These research services include advice, either directly or through publications or writings, as to the value of securities, the advisability of investing in, purchasing or selling securities, and the availability of securities or purchasers or sellers of securities; furnishing of analyses and reports concerning issuers, securities or industries; providing information on economic factors and trends; assisting in determining portfolio strategy; providing computer software used in security analyses; and providing portfolio performance evaluation and technical market analyses. The expenses of the Adviser will not necessarily be reduced as a result of the receipt of such supplemental information, such services may not be used exclusively, or at all, with respect to the Fund or account generating the brokerage, and there can be no guarantee that the Adviser will find all of such services of value in advising that Fund.

It is expected that the Funds may execute brokerage or other agency transactions through Robert Fleming Inc. or its affiliates, (each an "affiliated broker") each of which is a registered broker-dealer, for a commission in conformity with the 1940 Act, the Securities Exchange Act of 1934 and rules promulgated by the SEC. Under these provisions, an affiliated broker is permitted to receive and retain compensation for effecting portfolio transactions for a Fund on an exchange if a written contract is in effect between the Corporation and the affiliated broker expressly permitting the affiliated broker to receive and retain such compensation. These rules further require that commissions paid to the affiliated broker by a Fund for exchange transactions not exceed "usual and customary" brokerage commissions. The rules define "usual and customary" commissions to include amounts which are "reasonable and fair compared to the commission, fee or other remuneration received or to be received by other brokers in connection with comparable transactions involving similar securities being purchased or sold on a securities exchange during a comparable period of time." The Directors, including those who are not "interested persons" of the Corporation, have adopted procedures for evaluating the reasonableness of commissions paid to the affiliated brokers and will review these procedures periodically.

Because no Fund markets its shares through intermediary brokers or dealers, it is not the Funds' practice to allocate brokerage or principal business on the basis of sales of its shares which may be made through such firms. However, the Adviser may place portfolio orders with qualified broker-dealers who recommend a Fund's shares to clients, and may, when a number of brokers and dealers can provide best net results on a particular transaction, consider such recommendations by a broker or dealer in selecting among broker-dealers.

The Adviser serves as investment adviser to other clients and investment vehicles which may invest in securities of the same issuers as those in which the Funds invest. The Adviser also may invest for its own account and for the accounts of its affiliates. Certain of the Adviser's activities may cause it to come into possession of material, nonpublic information ("inside information") about an issuer. When the Adviser is in possession of inside information about an issuer, the Adviser may be unable to cause the Funds to purchase or sell securities of that issuer until the information is released to the public or is no longer material. As a result, the Funds may be unable to purchase certain suitable securities, or sell certain securities that it already owns, at the most opportune time. In particular, a Fund's inability to sell a security that it already owns may require the Fund to treat the security as an illiquid security and may have a negative effect on the Fund's valuation of the security. Should the Fund already own a significant amount of illiquid securities, it could be forced to sell other illiquid securities at inopportune times and at prices below what could theoretically be realized in order to comply with the Fund's 15% limit on holding illiquid securities.

FOR THE FISCAL YEAR ENDED SEPTEMBER 30, 1999, THE BROKERAGE COMMISSIONS PAID BY THE FLEMING AND FLEMING FLEDGLING FUNDS' TOTALED $______ AND $______, RESPECTIVELY. For the periods ended September 30, 1998, brokerage commissions paid by the Fleming and Fleming Fledgling Funds' totaled $10,563 and $1,878, respectively.

DESCRIPTION OF SHARES

The Articles of Incorporation authorizes the issuance of an unlimited number of series and shares of each series. Each share of a series represents an equal proportionate interest in that series with each other share. Shares are entitled upon liquidation to a pro rata share in the net assets of the series.
Shareholders have no preemptive rights. All consideration received by the Corporation for shares of any series and all assets in which such consideration is invested would belong to that series and would be subject to the liabilities related thereto. Share certificates representing shares will not be issued.

A Director may be removed by Shareholders at a special meeting called upon written request of 25% of Shareholders entitled to cast votes at the meeting. If such a meeting is requested, the Corporation will provide appropriate assistance and information to the Shareholders requesting the meeting to the extent required by law.

                       LIMITATION OF DIRECTORS' LIABILITY

The Articles of Incorporation provides that a Director shall be liable only for his own willful defaults and, if reasonable care has been exercised in the selection of officers, agents, employees or investment advisers, shall not be liable for any neglect or wrongdoing of any such person. The Articles of Incorporation also provides that the Corporation will indemnify its Directors and officers against liabilities and expenses incurred in connection with actual or threatened litigation in which they may be involved because of their offices with the Corporation to the fullest extent permitted by law. However, nothing in the Articles of Incorporation shall protect or indemnify a Director against any liability for his willful misfeasance, bad faith, gross negligence or reckless disregard of his duties.

                             FINANCIAL INFORMATION

The financial statements as of and for the period ended September 30, 1999 have been audited by ___________________, independent auditors, as indicated in their report dated ______________ __, 1999 with respect thereto, and are contained in the Annual Report to Shareholders which is incorporated herein by reference to the Annual Report.

                                    APPENDIX

The following descriptions are summaries of published ratings.

DESCRIPTION OF CORPORATE BOND RATINGS

Bonds rated AAA have the highest rating S&P assigns to a debt obligation. Such a rating indicates an extremely strong capacity to pay principal and interest. Bonds rated AA by S&P also qualify as high-quality debt obligations. Capacity to pay principal and interest is very strong, and differs from AAA issues only in small degree. Debt rated A by S&P has a strong capacity to pay interest and repay principal although it is somewhat more susceptible to the adverse effects of changes in circumstances and economic conditions than debt in higher rated categories.

Bonds rated BBB by S&P are considered as medium-grade obligations (i.e., they are neither highly protected nor poorly secured). Interest payments and principal security appear adequate for the present but certain protective elements may be lacking or may be characteristically unreliable over any great length of time. Such bonds lack outstanding investment characteristics and in fact have speculative characteristics as well.

Bonds rated Aaa by Moody's are judged to be of the best quality. They carry the smallest degree of investment risk and are generally referred to as "gilt edged". Interest payments are protected by a large, or an exceptionally stable, margin and principal is secure. While the various protective elements are likely to change, such changes as can be visualized are most unlikely to impair the fundamentally strong position of such issues. Bonds rated Aa by Moody's are judged by Moody's to be of high quality by all standards. Together with bonds rated Aaa, they comprise what are generally known as high-grade bonds. They are rated lower than the best bonds because margins of protection may not be as large as in Aaa securities or fluctuation of protective elements may be of greater amplitude or there may be other elements present which make the long-term risk appear somewhat larger than in Aaa securities.

Bonds rated A by Moody's possess many favorable investment attributes and are to be considered as upper-medium grade obligations. Factors giving security to principal and interest are considered adequate, but elements may be present which suggest a susceptibility to impairment sometime in the future. Debt rated Baa by Moody's is regarded as having an adequate capacity to pay interest and repay principal. Whereas it normally exhibits adequate protection parameters, adverse economic conditions or changing circumstances are more likely to lead to a weakened capacity to pay interest and repay principal for debt in this category than in higher rated categories.

Fitch uses plus and minus signs with a rating symbol to indicate the relative position of a credit within the rating category. Plus and minus signs, however, are not used in the AAA category. Bonds rated AAA by Fitch are considered to be investment grade and of the highest credit quality. The obligor has an exceptionally strong ability to pay interest and repay principal, which is unlikely to be affected by reasonably foreseeable events. Bonds rated AA by Fitch are considered to be investment grade and of very high credit quality. The obligor's ability to pay interest and repay principal is very strong, although not quite as strong as bonds rated AAA. Because bonds rated in the AAA and AA categories are not significantly vulnerable to foreseeable future developments, short-term debt of these issuers is generally rated F-1+. Bonds rated A by Fitch are considered to be investment grade and of high credit quality. The obligor's ability to pay interest and repay principal is considered to be strong, but may be more vulnerable to adverse changes in economic conditions and circumstances than bonds with higher ratings. Bonds rated BBB by Fitch are considered to be investment grade and of satisfactory credit quality. The obligor's ability to pay interest and repay principal is considered to be adequate. Adverse changes in economic conditions and circumstances, however, are more likely to have adverse impact on these bonds, and therefore impair timely payment. The likelihood that the ratings of these bonds will fall below investment grade is higher than for bonds with higher ratings.

Bonds rated AAA by Duff are judged by Duff to be of the highest credit quality, with negligible risk factors being only slightly more than for risk-free U.S. Treasury debt. Bonds rated AA by Duff are judged by Duff to be of high credit quality with strong protection factors and risk that is modest but that may vary slightly from time to time because of economic conditions. Bonds rated A by Duff are judged by Duff to have average but adequate protection factors. However, risk factors are more variable and greater in periods of economic stress. Bonds rated BBB by Duff are judged by Duff as having below average protection factors but still considered sufficient for prudent investment, with considerable variability in risk during economic cycles.

Obligations rated AAA by IBCA have the lowest expectation of investment risk. Capacity for timely repayment of principal and interest is substantial, such that adverse changes in business, economic or financial conditions are unlikely to increase investment risk significantly. Obligations for which there is a very low expectation of investment risk are rated AA by IBCA. Capacity for timely repayment of principal and interest is substantial. Adverse changes in business, economic or financial conditions may increase investment risk albeit not very significantly. Obligations for which there is a low expectation on investment risk are rated A by IBCA. Capacity for timely repayment of principal and interest is strong, although adverse changes in business, economic or financial conditions may lead to increased investment risk. Obligations for which there is currently a low expectation of investment risk are rated BBB by IBCA. Capacity for timely repayment of principal and interest is adequate, although adverse changes in business, economic or financial conditions are more likely to lead to increased investment risk than for obligations in higher categories.

DESCRIPTION OF COMMERCIAL PAPER RATINGS

Commercial paper rated A by Standard & Poor's Corporation ("S&P") is regarded by S&P as having the greatest capacity for timely payment. Issues rated A are further refined by use of the numbers 1, 1 +, and 2 to indicate the relative degree of safety. Issues rated A-1+ are those with an "overwhelming degree" of credit protection. Those rated A-1, the highest rating category, reflect a "very strong" degree of safety regarding timely payment. Those rated A-2, the second highest rating category, reflect a satisfactory degree of safety regarding timely payment but not as high as A-1.

Commercial paper issues rated Prime-1 or Prime-2 by Moody's Investors Service, Inc. ("Moody's") are judged by Moody's to be of "superior" quality and "strong" quality respectively on the basis of relative repayment capacity.

F-1+ (Exceptionally Strong) is the highest commercial paper rating Fitch assigns; paper rated F-1+ is regarded as having the strongest degree of assurance for timely payment. Paper rated F-1 (Very Strong) reflects an assurance of timely payment only slightly less in degree than paper rated F-1+. The rating F-2 (Good) reflects a satisfactory degree of assurance for timely payment, but the margin of safety is not as great as for issues rated F-1+ or F-1.

The rating Duff-1 is the highest commercial paper rating assigned by Duff. Paper rated Duff-1 is regarded as having very high certainty of timely payment with excellent liquidity factors which are supported by good fundamental protection factors. Risk factors are minor. Duff has incorporated gradations of 1+ and 1-to assist investors in recognizing quality differences within this highest tier. Paper rated Duff-1+ has the highest certainty of timely payment, with outstanding short-term liquidity and safety just below risk-free U.S. Treasury short-term obligations. Paper rated Duff-1- has high certainty of timely payment with strong liquidity factors which are supported by good fundamental protection factors. Risk factors are very small. Paper rated Duff-2 is regarded as having good certainty of timely payment, good access to capital markets (although ongoing funding may enlarge total financing requirements) and sound liquidity factors and company fundamentals. Risk factors are small.

The designation A1, the highest rating by IBCA, indicates that the obligation is supported by a strong capacity for timely repayment. Those obligations rated A1+ are supported by the highest capacity for timely repayment. Obligations rated A2, the second highest rating, are supported by a satisfactory capacity for timely repayment, although such capacity may be susceptible to adverse changes in business, economic or financial conditions.

    As filed with the Securities and Exchange Commission on November 29,1999
                                                      Registration No: 333-25803
                                                              File No: 811-08189
================================================================================










                                     PART C

                                       of
                                    Form N-1A
                             Registration Statement

                     Fleming Capital Mutual Fund Group, Inc.

                                  Fleming Fund
                             Fleming Fledgling Fund












================================================================================

                     FLEMING CAPITAL MUTUAL FUND GROUP, INC.
                                    FORM N-1A
                                     PART C

ITEM 23. EXHIBITS:

     (1)  Article of Incorporation
          (a) Agreement and Declaration of Trust.(1)
          (b) Articles of Incorporation of Trust.(2)
          (c) Articles of Merger of Trust.(2)
     (2)  (a) By-Laws.(1)
          (b) By-Laws.(2)
     (3)  Instruments Defining Rights of Security Holders - Not applicable.
     (4)  Investment Advisory Agreement.(3)
     (5)  Distribution Agreement.(3)
     (6)  Benefit Plan(s) - Not applicable.
     (7)  Custodian Agreement.(3)
     (8)  (a) Administration Agreement.(3)
          (b) Transfer Agent Agreement.(3)
          (c) Account Services Agreement.(3)
          (d) Operating Expense Agreement - To be filed by amendment.
     (9)  Opinion and Consent of Counsel as to legality of Shares.(2)
     (10) Opinion and Consent of Independent Auditors.
     (11) Financial Statements omitted from Item 23 - Not applicable.
     (12) Initial Capital Agreements - Not applicable.
     (13) Rule 12b-1 Plan - Not applicable.
     (14) Financial Data Schedule - No longer required.
     (15) Rule 18f-3 Plan - Not applicable.

----------
(1) Incorporated by reference to the Form N-1A Registration Statement filed on April 24, 1997.

(2) Incorporated by reference to Pre-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on September 30, 1997.

(3) Incorporated by reference to Post-Effective Amendment No. 1 to the Form N-1A Registration Statement filed on April 30, 1998.

ITEM 24. PERSONS CONTROLLED BY OR UNDER COMMON CONTROL WITH REGISTRANT.

     Not applicable.

ITEM 25. INDEMNIFICATION.

     Article VIII of the Articles of Incorporation, filed as Exhibit 1(b) to the Registration Statement, is incorporated by reference. Insofar as indemnification for liabilities arising under the Securities Act of 1933 may be permitted to the Directors, officers and controlling persons of the Registrant pursuant to the foregoing provisions or otherwise, the Registrant has been advised that in the opinion of the Securities and Exchange Commission such indemnification is against public policy as expressed in the Securities Act of 1933 and is, therefore, unenforceable in the event that a claim for indemnification against such liabilities (other than the payment by the Registrant of expenses incurred or paid by a Director, officer or controlling person of the Registrant in the successful defense of any action, suit or proceeding) is asserted by such Director, officer or controlling person in connection with the securities being registered, the Registrant will, unless in the opinion of its counsel the matter has been settled by controlling precedent, submit to a court of appropriate jurisdiction the question whether such indemnification by it is against public policy as expressed in the Securities Act of 1933 and will be governed by the final adjudication of such issue.

ITEM 26. BUSINESS AND OTHER CONNECTIONS OF INVESTMENT ADVISER.

     Information about Fleming Capital Mutual Fund group, Inc. is set forth in Part B under "Management of the Funds."

ITEM 27. PRINCIPAL UNDERWRITER.

     (a) First Fund Distributors, Inc. is the principal underwriter for the following investment companies or series thereof:

          Advisors Series Trust
          Brandes Investment Funds
          Fleming Capital Mutual Fund Group, Inc.
          Fremont Mutual Funds, Inc.
          Guinness Flight Investment Funds
          Jurika & Voyles Fund Group
          Kayne Anderson Mutual Funds
          Masters' Select Investment Trust
          O'Shaughnessy Funds, Inc.
          PIC Investment Trust
          Professionally Managed Portfolios
          Puget Sound Alternative Investment Series Trust
          The Purisima Funds
          Rainier Investment Management Mutual Funds
          RNC Mutual Fund Group, Inc.

     (b) The following information is furnished with respect to the officers of First Fund Distributors, Inc.:

Name and Principal        Position and Offices with        Positions and Offices
Business Address*        First Fund Distributors, Inc.        with Registrant
------------------       -----------------------------     ---------------------
Robert H. Wadsworth      President and Treasurer                    N/A

Steven J. Paggioli       Vice President and Secretary       Assistant Secretary

Eric M. Banhazl          Vice President                     Assistant Treasurer

* The principal business address of persons and entities listed is 4455 East Camelback Road, Suite 261E, Phoenix, AZ 85018.

ITEM 28. LOCATION OF ACCOUNTS AND RECORDS.

     Books or other documents required to be maintained by Section 31(a) of the Investment Company Act of 1940, and the rules promulgated thereunder, are maintained as follows:

        (a) With respect to Rules 31a-1(a);  31a-1(b)(1);  (2)(i) and (ii); (3);
            (6); (8); (12); and 31a-1(d), the required books and records will be maintained at the offices of Registrant's Custodian:

               Firstar Institutional Custody Services
               425 Walnut Street
               Cincinnati, OH 45202

        (b) With respect to Rules 31a-1(a); 31a-1(b); (2)(iii) and (4), the required books and records are maintained at the offices of Registrant's Administrator:

               Investment Company Administration LLC
               2020 E. Financial Way
               Suite 100
               Glendora, CA 91741

        (c) With respect to Rules 31a-1(b)(5),  (6), (7), (9), (10) and (11) and
            31a-1(f), the required books and records are maintained at the principal offices of the Registrant's Adviser:

               Robert Fleming, Inc.
               320 Park Avenue
               New York, NY 10022

        (d) With respect to Rules 31a-1(b)(iv) and (8), the required books and records are maintained at the offices of Registrant's Transfer Agent and Accounting Services Agent:

               Countrywide Fund Services, Inc.
               312 Walnut Street
               21st Floor
               Cincinnati, Ohio 45202

        (e) With respect to Rule 31a-1(d), certain required books and records will be maintained at the offices of the Registrant's Principal
            Underwriter:

               First Fund Distributors, Inc.
               4455 E. Camelback Road
               Suite 261E
               Phoenix, AZ 85018

ITEM 29. MANAGEMENT SERVICES.

There are no management-related service contracts not discussed in Parts A and B.

ITEM 30. UNDERTAKINGS.

     (a) Registrant has undertaken to comply with Section 16(a) of the Investment Company Act of 1940, as amended, which requires the prompt convening of a meeting of shareholders to elect trustees to fill existing vacancies in the Registrant's Board of Trustees in the event that less than a majority of the trustees have been elected to such position by shareholders. Registrant has also undertaken promptly to call a meeting of shareholders for the purpose of voting upon the question of removal of any Trustee or Trustees when requested in writing to do so by the record holders of not less than 10 percent of the Registrant's outstanding shares and to assist its shareholders in communicating with other shareholders in accordance with the requirements of Section 16(c) of the Investment Company Act of 1940, as amended.

                                   SIGNATURES

     Pursuant to the requirements of the Securities Act of 1933 and the Investment Company Act of 1940, the Registrant has duly caused this amendment to the Registration Statement on Form N-1A to be signed on its behalf by the undersigned, thereunto duly authorized, in the City of New York, and State of New York on the 29th day of November, 1999.


                                         Fleming Capital Mutual Fund Group, Inc.


                                         By: /s/ Jonathan K.L. Simon
                                            ------------------------------------
                                            Jonathan K. L. Simon
                                            President
Attest:

/s/ Arthur A. Levy
--------------------------------
Arthur A. Levy, Treasurer

     Pursuant to the requirements of the Securities Act of 1933, this Amendment to the Registration Statement has been signed below by the following person in the capacities and on the date indicated.


/s/ Jonathan K.L. Simon            President and Chairman      November 29, 1999
------------------------------     of the Board
Jonathan K. L. Simon



/s/ Christopher M.V. Jones         Vice President and          November 29, 1999
------------------------------     Director
Christopher M. V. Jones



/s/ Robert E. Marks*               Director                    November 29, 1999
------------------------------
Robert E. Marks


/s/ Michael A. Petrino*            Director                    November 29, 1999
------------------------------
Michael A. Petrino


/s/ Dominic S. Sollly*             Director                    November 29, 1999
------------------------------
Dominic S. Solly


/s/ Arthur A. Levy                 Treasurer                   November 29, 1999
------------------------------     (Chief Financial Officer)
Arthur A. Levy


* By: /s/ Larry A. Kimmel
     --------------------------------
     Larry A. Kimmel, pursuant to a Power of Attorney as filed
     with post-effective Amendment No. 1